Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000158832
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class A
Trading Symbol	LAWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,480,472
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 329,292
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$73,480,472
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$329,292
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Commodity	6.6%
Equity	92.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	21.1%
Fidelity Enhanced International ETF, USD Class	14.0%
Invesco S&P SmallCap Momentum ETF	8.5%
Avantis U.S. Small Cap Value ETF	8.0%
iShares Russell Mid-Cap Growth ETF	7.2%
WisdomTree U.S. Value Fund	6.8%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco Nasdaq 100 ETF	5.2%
First American Government Obligations Fund, Class X	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158833
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class C
Trading Symbol	LAWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.75%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,480,472
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 329,292
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$73,480,472
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$329,292
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Commodity	6.6%
Equity	92.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	21.1%
Fidelity Enhanced International ETF, USD Class	14.0%
Invesco S&P SmallCap Momentum ETF	8.5%
Avantis U.S. Small Cap Value ETF	8.0%
iShares Russell Mid-Cap Growth ETF	7.2%
WisdomTree U.S. Value Fund	6.8%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco Nasdaq 100 ETF	5.2%
First American Government Obligations Fund, Class X	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158834
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class I
Trading Symbol	LAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 73,480,472
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 329,292
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$73,480,472
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$329,292
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Commodity	6.6%
Equity	92.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	21.1%
Fidelity Enhanced International ETF, USD Class	14.0%
Invesco S&P SmallCap Momentum ETF	8.5%
Avantis U.S. Small Cap Value ETF	8.0%
iShares Russell Mid-Cap Growth ETF	7.2%
WisdomTree U.S. Value Fund	6.8%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco Nasdaq 100 ETF	5.2%
First American Government Obligations Fund, Class X	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158826
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class A
Trading Symbol	LOWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 196,380,160
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 907,292
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$196,380,160
Number of Portfolio Holdings	14
Advisory Fee	$907,292
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Short-Term Investment	0.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.7%
Commodity	5.7%
Fixed Income	31.6%
Equity	62.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	14.2%
Schwab U.S. Large-Cap Growth ETF	13.1%
Fidelity Enhanced International ETF, USD Class	10.0%
PIMCO Active Bond ETF	9.9%
SPDR Doubleline Total Return Tactical ETF	7.9%
Vanguard Intermediate-Term Bond ETF	6.9%
Invesco Total Return Bond ETF	6.9%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	5.3%
iShares Russell Mid-Cap Growth ETF	5.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158827
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class C
Trading Symbol	LOWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.68%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.68%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 196,380,160
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 907,292
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$196,380,160
Number of Portfolio Holdings	14
Advisory Fee	$907,292
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Short-Term Investment	0.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.7%
Commodity	5.7%
Fixed Income	31.6%
Equity	62.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	14.2%
Schwab U.S. Large-Cap Growth ETF	13.1%
Fidelity Enhanced International ETF, USD Class	10.0%
PIMCO Active Bond ETF	9.9%
SPDR Doubleline Total Return Tactical ETF	7.9%
Vanguard Intermediate-Term Bond ETF	6.9%
Invesco Total Return Bond ETF	6.9%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	5.3%
iShares Russell Mid-Cap Growth ETF	5.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158828
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class I
Trading Symbol	LOWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 196,380,160
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 907,292
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$196,380,160
Number of Portfolio Holdings	14
Advisory Fee	$907,292
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Short-Term Investment	0.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.7%
Commodity	5.7%
Fixed Income	31.6%
Equity	62.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	14.2%
Schwab U.S. Large-Cap Growth ETF	13.1%
Fidelity Enhanced International ETF, USD Class	10.0%
PIMCO Active Bond ETF	9.9%
SPDR Doubleline Total Return Tactical ETF	7.9%
Vanguard Intermediate-Term Bond ETF	6.9%
Invesco Total Return Bond ETF	6.9%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	5.3%
iShares Russell Mid-Cap Growth ETF	5.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158829
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class A
Trading Symbol	LGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 151,807,062
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 673,641
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$151,807,062
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$673,641
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investment	1.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.2%
Commodity	6.6%
Fixed Income	12.7%
Equity	79.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	19.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
Fidelity Enhanced International ETF, USD Class	12.9%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco S&P SmallCap Momentum ETF	6.3%
iShares Russell Mid-Cap Growth ETF	6.2%
Avantis U.S. Small Cap Value ETF	6.0%
WisdomTree U.S. Value Fund	5.8%
Invesco Nasdaq 100 ETF	5.1%
Invesco Total Return Bond ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158830
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class C
Trading Symbol	LGWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.75%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 151,807,062
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 673,641
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$151,807,062
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$673,641
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investment	1.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.2%
Commodity	6.6%
Fixed Income	12.7%
Equity	79.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	19.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
Fidelity Enhanced International ETF, USD Class	12.9%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco S&P SmallCap Momentum ETF	6.3%
iShares Russell Mid-Cap Growth ETF	6.2%
Avantis U.S. Small Cap Value ETF	6.0%
WisdomTree U.S. Value Fund	5.8%
Invesco Nasdaq 100 ETF	5.1%
Invesco Total Return Bond ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158831
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class I
Trading Symbol	LGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 151,807,062
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 673,641
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$151,807,062
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$673,641
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investment	1.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.2%
Commodity	6.6%
Fixed Income	12.7%
Equity	79.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	19.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
Fidelity Enhanced International ETF, USD Class	12.9%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco S&P SmallCap Momentum ETF	6.3%
iShares Russell Mid-Cap Growth ETF	6.2%
Avantis U.S. Small Cap Value ETF	6.0%
WisdomTree U.S. Value Fund	5.8%
Invesco Nasdaq 100 ETF	5.1%
Invesco Total Return Bond ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158823
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class A
Trading Symbol	LNOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 60,734,079
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 302,232
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$60,734,079
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$302,232
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.4%
Commodity	5.7%
Equity	41.6%
Fixed Income	51.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.8%
SPDR Doubleline Total Return Tactical ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.8%
Invesco Total Return Bond ETF	10.8%
Schwab U.S. Large-Cap Value ETF	10.1%
Schwab U.S. Large-Cap Growth ETF	9.1%
Fidelity Enhanced International ETF, USD Class	7.0%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	3.2%
iShares Russell Mid-Cap Growth ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158824
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class C
Trading Symbol	LNOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 60,734,079
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 302,232
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$60,734,079
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$302,232
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.4%
Commodity	5.7%
Equity	41.6%
Fixed Income	51.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.8%
SPDR Doubleline Total Return Tactical ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.8%
Invesco Total Return Bond ETF	10.8%
Schwab U.S. Large-Cap Value ETF	10.1%
Schwab U.S. Large-Cap Growth ETF	9.1%
Fidelity Enhanced International ETF, USD Class	7.0%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	3.2%
iShares Russell Mid-Cap Growth ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158825
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class I
Trading Symbol	LNOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 60,734,079
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 302,232
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$60,734,079
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$302,232
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.4%
Commodity	5.7%
Equity	41.6%
Fixed Income	51.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.8%
SPDR Doubleline Total Return Tactical ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.8%
Invesco Total Return Bond ETF	10.8%
Schwab U.S. Large-Cap Value ETF	10.1%
Schwab U.S. Large-Cap Growth ETF	9.1%
Fidelity Enhanced International ETF, USD Class	7.0%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	3.2%
iShares Russell Mid-Cap Growth ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158820
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class A
Trading Symbol	LNCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 9,551,026
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,551,026
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$0
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.9%
Short-Term Investment	2.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Commodity	4.8%
Equity	24.8%
Fixed Income	68.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.9%
Invesco Total Return Bond ETF	12.7%
Schwab U.S. Large-Cap Value ETF	5.1%
Schwab U.S. Large-Cap Growth ETF	5.1%
First Trust Global Tactical Commodity Strategy ETF	4.8%
Fidelity Enhanced International ETF, USD Class	4.0%
WisdomTree U.S. Value Fund	2.2%
iShares Russell Mid-Cap Growth ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158821
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class C
Trading Symbol	LNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 9,551,026
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,551,026
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$0
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.9%
Short-Term Investment	2.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Commodity	4.8%
Equity	24.8%
Fixed Income	68.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.9%
Invesco Total Return Bond ETF	12.7%
Schwab U.S. Large-Cap Value ETF	5.1%
Schwab U.S. Large-Cap Growth ETF	5.1%
First Trust Global Tactical Commodity Strategy ETF	4.8%
Fidelity Enhanced International ETF, USD Class	4.0%
WisdomTree U.S. Value Fund	2.2%
iShares Russell Mid-Cap Growth ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx
C000158822
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class I
Trading Symbol	LNCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	https://www.ladenburgfunds.com/shareholder-services.aspx
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 9,551,026
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,551,026
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$0
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.9%
Short-Term Investment	2.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Commodity	4.8%
Equity	24.8%
Fixed Income	68.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.9%
Invesco Total Return Bond ETF	12.7%
Schwab U.S. Large-Cap Value ETF	5.1%
Schwab U.S. Large-Cap Growth ETF	5.1%
First Trust Global Tactical Commodity Strategy ETF	4.8%
Fidelity Enhanced International ETF, USD Class	4.0%
WisdomTree U.S. Value Fund	2.2%
iShares Russell Mid-Cap Growth ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
Updated Prospectus Web Address	https://www.ladenburgfunds.com/shareholder-services.aspx